SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Jun. 21, 2016
Continuing Operations:
Conversion of notes payable to affiliates and related parties of $1,750,000 (together with accrued and unpaid interest and applicable premium) to common stock (See Note 9)	$ 2,264,252,000	$ 0
Property and equipment accrued but unpaid	84,847,000	83,722,000	$ 155,653,000
Leasehold improvements paid by landlord	3,998,000	0
Notes payable to vendor	25,879,000	0	12,449,000
Supplemental Data:
Cash interest paid	1,481,363,000	931,345,000	1,092,114,000
Income taxes paid, net	26,396,000	$ 5,342,000	1,538,000
Debt Instrument [Line Items]
Principal Amount	$ 5,429,338,000		$ 3,490,256,000
Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount				$ 1,750,000,000